Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Summary of Components of Income Before Provision for Income Taxes
The components of income before provision for income taxes are as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Ireland	$218,306	$201,221	$184,643
United States	28,426	11,466	15,436
Other	81,325	87,485	78,771
Income before provision for income taxes	$328,057	$300,172	$278,850

Summary of Components of Provision for Income Taxes
The components of provision for income taxes are as follows:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Provision for income taxes:
Current tax expense:
Ireland	$20,084	$22,931	$21,769
United States	5,792	7,768	684
Other	9,964	5,749	13,701
Total current tax expense	35,840	36,448	36,154

Deferred tax expense/(benefit):
Ireland	261	1,284	26
United States	8,980	613	2,896
Other	1,488	(352)	235
Total deferred tax expense	10,729	1,545	3,157

Provision for income taxes	46,569	37,993	39,311

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	—	(4,332)	(1,905)
Currency impact on long term funding	973	(396)	3,574
Fair value of cash flow hedge	148	—	—

Total	$47,690	$33,265	$40,980

Schedule of Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate
The Company's consolidated reported provision for income taxes differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2016:12.5%; 2015:12.5%)	$41,007	$37,522	$34,856
Foreign and other income taxed at higher rates	6,324	4,642	4,614
Research & development tax incentives	(830)	(907)	(695)
Movement in valuation allowance	1,329	1,208	(4,133)
Effects of change in tax rates	925	576	(16)
Increase/(decrease) in unrecognized tax benefits	933	(1,521)	5,085
Impact of stock compensation	(9,917)	(4,121)	(3,468)
Impact of mandatory repatriation under US Tax Reform	7,694	—	—
Other	(896)	594	3,068
Provision for income taxes	$46,569	$37,993	$39,311

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	December 31, 2017	December 31, 2016
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$1,139	$979
Goodwill	22,655	26,617
Other intangible assets	11,801	6,700
Other	4,139	1,441
Total deferred tax liabilities recognized	39,734	35,737

Deferred tax assets:
Operating loss and tax credits carryforwards	24,962	22,705
Property, plant and equipment	4,062	3,121
Accrued expenses and payments on account	24,433	28,904
Stock compensation	5,786	13,062
Deferred compensation expense	2,548	3,327
Other	740	15
Total deferred tax assets	62,531	71,134
Valuation allowance for deferred tax assets	(22,439)	(20,337)
Deferred tax assets recognized	40,092	50,797
Overall net deferred tax asset	$358	$15,060

Schedule of Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:

	Federal NOL's	State NOL's
	(in thousands)
2018	113	—
2021-2034	24,041	14,945
2035-2036	812	28,703

	$24,966	$43,648

Schedule of Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
	(in thousands)
Unrecognized tax benefits at start of year	$26,620	$28,166	$23,201
Increase related to acquired tax positions	—	—	778
Increase related to prior year tax positions	—	1,151	1,482
Decrease related to prior year tax positions	(3,050)	(2,483)	(315)
Increase related to current year tax positions	4,765	1,104	3,063
Settlements	(2,523)	(837)	—
Lapse of statute of limitations	(2,092)	(481)	(43)
Unrecognized tax benefits at end of year	$23,720	$26,620	$28,166